Taxation	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
TAXATION

14. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

Hong Kong

Entities incorporated in Hong Kong are subject to profits tax in Hong Kong at the rate of 16.5%. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Group was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

For the year ended December 31, 2022, JYD SZGJHY, JYD SM, JYD XC, JYD BG, JYD XYX, JYD NJWL, JYD SXGYL, JYD DS, JYD SHWL, JYD YCKJ, were recognized as small low-profit enterprises. For the year ended December 31, 2023, JYD RHTD, a newly set up subsidiary, was recognized as small low-profit enterprises. For the year ended December 31, 2024, ORD and JNT, the newly acquired subsidiaries, and JYD EZWLKJ, JYD EZGJ, the newly set up subsidiaries, were recognized as small low-profit enterprises. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1 million but not exceeding RMB 3 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20% for the Company’s subsidiaries that are qualified as “Small Low-profit Enterprises”.

The income tax provision consisted of the following components:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax expenses	(2,465,462)	(99,155)	(268,085)	(37,294)
Deferred income tax (expenses) / benefit	(116,755)	2,907,145	804,312	111,890
Total income tax (expenses) / benefit	(2,582,217)	2,807,990	536,227	74,596
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Income / (loss) before provision for income taxes is attributable to the following geographic locations:
PRC	8,630,868	(76,778,965)	(49,862,843)	(6,936,570)
Foreign	(4,670,754)	(6,304,369)	(6,610,424)	(919,598)
Total Income/(loss) before Income Taxes	3,960,114	(83,083,334)	(56,473,267)	(7,856,168)

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2022	2023	2024
PRC statutory income tax rate	25.0%	25.0%	25.0%
Impact of different tax rates in other jurisdictions	22.3%	(1.1)%	(2.4)%
Effect of preferential tax rate	53.3%	(7.9)%	(10.9)%
Non-deductible items	0.9%	(0.1)%	0.3%
Effect of additional R&D deduction	(9.0)%	-	-
Tax effect on deferred offering costs	(32.3)%	0.6%	-
Change in valuation allowance	5.0%	(13.1)%	(11.0)%
Effective tax rate	65.2%	3.4%	1.0%

The effect on deferred offering costs mainly resulted from the book-tax difference of capitalization for initial public offerings expenses in 2023. The deferred offering costs are deductible under PRC tax regulation.

As of December 31, 2023 and 2024, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	10,843,551	17,516,642	2,436,792
Bad debt provision	3,801,660	3,911,723	544,172
Impairment charges	963,398	1,064,406	148,073
Lease liability	1,168,666	646,850	89,986
Less: Valuation allowance	(12,738,069)	(18,956,128)	(2,637,044)
Deferred tax assets, net of valuation allowance	4,039,206	4,183,493	581,979
Net off against deferred tax liabilities	(349,692)	(450,473)	(62,667)
Net deferred tax assets	3,689,514	3,733,020	519,312
	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax liabilities:
Right of use assets	1,110,498	450,473	62,667
Total deferred tax liabilities	1,110,498	450,473	62,667
Net off against deferred tax assets	(349,692)	(450,473)	(62,667)
Net deferred tax liabilities	760,806	-	-

The movement of valuation allowance is as follows:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Beginning balance	1,825,262	12,738,069	1,772,031
Addition	10,907,213	6,205,515	863,268
Foreign exchange impact	5,594	12,544	1,745
Ending balance	12,738,069	18,956,128	2,637,044

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion of the recorded deferred tax assets will not be realized in future periods.

Total net operating losses carryforwards of the Group’s PRC enterprises is RMB66.3 million and RMB119.2 million as of December 31, 2023 and 2024, respectively. As of December 31, 2024, net operating loss carryforwards from PRC will expire in calendar years 2025 through 2029, if not utilized. Net operating loss from Hong Kong of RMB 5.5 million can be carried forward indefinitely.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2023 and 2024, the Group did not incur any interest and penalties related to potential underpaid income tax expenses. As of December 31, 2024, the tax years ended December 31, 2019 through 2023 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.